Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	¥ (324,995)	$ (49,806)	¥ 118,511	¥ 129,478
Cash flows from investing activities:
Investment in short-term investments	(1,266,273)	(194,065)	(456,167)	(1,267,483)
Net cash used in investing activities	5,848	895	(151,809)	(349,859)
Cash flows Provided by financing activities:
Proceeds from initial public offering, net of offering cost			498,436
Net cash provided by financing activities	(46,557)	(7,135)	593,436	(268,100)
Effect of exchange rate changes on cash and cash equivalents	(32,138)	(4,926)	(20,484)	19,076
Net increase (decrease) in cash and cash equivalents	(397,842)	(60,972)	539,654	(469,405)
Cash and cash equivalents at the beginning of the year	1,333,872	204,425	794,218	1,263,623
Cash and cash equivalents at the end of the year	936,030	$ 143,453	1,333,872	794,218
Reportable Legal Entities | Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(5,894)		(883)	25
Cash flows from investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries	(115,569)		(64,295)
Investment in short-term investments	(1,185,713)		(380,901)
Proceeds from redemption of short-term investments	1,185,713		380,901
Net cash used in investing activities	(115,569)		(64,295)
Cash flows Provided by financing activities:
Proceeds from initial public offering, net of offering cost			498,436
Net cash provided by financing activities			498,436
Effect of exchange rate changes on cash and cash equivalents			(2,265)	1
Net increase (decrease) in cash and cash equivalents	(121,463)		430,993	26
Cash and cash equivalents at the beginning of the year	431,029		36	10
Cash and cash equivalents at the end of the year	¥ 309,566		¥ 431,029	¥ 36